Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0000200406
Registrant Name	Johnson & Johnson
Registration File Number	333-269836
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES